Significant Accounting Policies (Policies) - EBP 20-2451671 002 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

Basis of Presentation

The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

Investments are reported at fair value, except for fully benefit-responsive investment contracts which are reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. Management of the Company determines the Plan’s valuation policies utilizing information provided by the investment advisers and trustee. See Note 3 and Note 4 for discussion of fair value measurements and contract value, respectively.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

The Plan provides for investments in various investment securities that in general are exposed to various risks, such as interest rate, credit, and overall market liquidity. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits.

EBP, Payment to Participant [Policy Text Block]	Payment of Benefits Benefits are recorded upon distribution.
EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.